Leases (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Disclosure of Quantitative Information About Right-of-use Assets	Right of use assets consist of the following:

Building, facilities, offices
Balance, January 1, 2019	$—
Adoption of IFRS 16 (Note 4)	5,580
Acquisition (Note 14)	15,734
Additions	936
Disposals	(933)
Depreciation	(841)

Balance, December 31, 2019	$20,476

Disclosure of Lease Obligatios Explanatory
The lease obligations consists of the following:

	2019	2018
Balance, beginning of the year	$87	$—
Adoption of IFRS 16 (Note 4)	5,810	—
Acquisitions (Note 14)	17,016	86
Additions	936	—
Disposals	(968)	—
Interest	1,157	1
Principal payments	(2,090)	—

Balance, end of the year	$21,948	$—
Less current portion	(972)	—

Long term lease obligations	$20,976	$87

Disclosure of Maturity Analysis of Operating Lease Payments
Future minimum lease payments (principal and interest) on the leases is as follows:

December 31, 2019
2020	$3,734
2021	3,805
2022	3,845
2023	3,701
2024	3,507
Thereafter	15,778

Total minimum lease payments	$34,370
Effect of discounting	(12,422)

Present value of minimum lease payments	$21,948
Current portion lease obligations	(972)

Long term lease obligations	$20,976

Disclosure of Companys Lease Receivable from Third Party Explanatory	The following table summarizes changes in the Company’s lease receivables:

Balance, December 31, 2018 and 2017	$—
Acquired on acquisition (Note 14)	33,192
Interest	4,528
Lease payments received	(4,220)

Balance, December 31, 2019	$33,500
Less current portion	(9,556)

Long term lease receivable	$23,944

Disclosure of Maturity Analysis of Finance Lease Payments Receivable
Future minimum lease payments receivable (principal and interest) on the leases is as follows:

As at December 31, 2019
2020	$10,966
2021	11,846
2022	12,725
2023	1,575
Thereafter	—

Total minimum lease payments	$37,112
Effect of discounting	(3,612)

Present value of minimum lease payments	$33,500
Current portion lease receivable	(9,556)

Long term lease receivable	$23,944